CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	75,000,000	75,000,000	75,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	425,000,000	425,000,000	425,000,000
Common stock, shares issued	112,990,500	112,967,500	112,500,000
Common stock, shares outstanding	112,990,500	112,967,500	112,500,000